UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

STRATEGIC FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/10

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Active MidCap Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
September 30, 2010 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Consumer Discretionary--17.8%
Aeropostale	155,750	a	3,621,188
American Greetings, Cl. A	35,100		652,509
Autoliv	122,400		7,996,392
Big Lots	135,600	a,b	4,508,700
Career Education	147,000	a,b	3,156,090
CBS, Cl. B	19,400		307,684
DeVry	9,300		457,653
DISH Network, Cl. A	8,000		153,280
Gannett	414,200		5,065,666
H & R Block	459,300		5,947,935
ITT Educational Services	89,100	a,b	6,261,057
J Crew Group	164,200	a,b	5,520,404
McGraw-Hill	99,700		3,296,082
Ross Stores	80,000		4,369,600
Warnaco Group	141,900	a	7,255,347
Washington Post, Cl. B	15,100	b	6,031,091
Whirlpool	77,900		6,306,784
Williams-Sonoma	110,600		3,506,020
			74,413,482
Consumer Staples--8.6%
ConAgra Foods	233,700		5,127,378
Corn Products International	82,300		3,086,250
Del Monte Foods	210,000		2,753,100
Dr. Pepper Snapple Group	178,400		6,336,768
Energizer Holdings	19,800	a	1,331,154
Estee Lauder, Cl. A	91,800		5,804,514
Hershey	77,900		3,707,261
Lancaster Colony	30,100	b	1,429,750
Safeway	5,700		120,612
Tyson Foods, Cl. A	387,100		6,201,342
			35,898,129
Energy--4.9%
Cimarex Energy	92,700		6,134,886
EXCO Resources	270,400		4,020,848
Forest Oil	166,500	a	4,945,050
Whiting Petroleum	54,600	a	5,214,846
			20,315,630
Financial--13.8%
American Financial Group	121,900		3,727,702
AmeriCredit	6,900	a	168,774
Annaly Capital Management	279,400	c	4,917,440
Apartment Investment & Management,
Cl. A	172,800	c	3,694,464
Aspen Insurance Holdings	49,500		1,498,860
City National	58,500		3,104,595

Douglas Emmett	4,700		82,297
Endurance Specialty Holdings	46,900		1,866,620
Fifth Third Bancorp	346,700		4,170,801
Host Hotels & Resorts	163,200		2,363,136
Moody's	278,900	b	6,966,922
Nasdaq OMX Group	38,600	a	749,998
Plum Creek Timber	900	b,c	31,770
Rayonier	116,100	c	5,818,932
Reinsurance Group of America	87,800		4,239,862
SL Green Realty	49,900	c	3,160,167
SVB Financial Group	100,600	a	4,257,392
T. Rowe Price Group	30,600		1,531,989
Unum Group	76,200		1,687,830
Waddell & Reed Financial, Cl. A	136,200		3,726,432
			57,765,983
Health Care--11.1%
C.R. Bard	78,300		6,375,969
Cephalon	74,900	a	4,676,756
CIGNA	145,900		5,220,302
Hospira	125,100	a	7,131,951
Humana	101,100	a	5,079,264
Kinetic Concepts	5,200	a	190,216
Laboratory Corp. of America
Holdings	18,300	a,b	1,435,269
Life Technologies	123,100	a	5,747,539
Mettler-Toledo International	44,600	a	5,550,024
Waters	72,600	a	5,138,628
			46,545,918
Industrial--11.5%
Alaska Air Group	83,900	a	4,281,417
Cummins	8,800		797,104
ITT	24,300		1,137,969
Kennametal	134,100		4,147,713
L-3 Communications Holdings	56,500		4,083,255
Oshkosh	108,900	a	2,994,750
Owens Corning	224,100	a	5,743,683
R.R. Donnelley & Sons	72,400		1,227,904
Southwest Airlines	472,800		6,179,496
SPX	15,400		974,512
Textron	268,300	b	5,516,248
Timken	194,000		7,441,840
Toro	63,800		3,587,474
			48,113,365
Information Technology--19.5%
Advanced Micro Devices	612,900	a	4,357,719
Amdocs	213,700	a	6,124,642
CA	195,300		4,124,736
Cadence Design Systems	91,500	a	698,145
Computer Sciences	136,800		6,292,800
Convergys	210,700	a	2,201,815
DST Systems	65,400		2,932,536
Fairchild Semiconductor

International	538,000	a	5,057,200
Fiserv	132,200	a	7,115,004
IAC/InterActiveCorp	49,700	a	1,305,619
Lender Processing Services	177,300		5,891,679
Lexmark International, Cl. A	118,200	a	5,274,084
Micron Technology	763,600	a	5,505,556
NeuStar, Cl. A	5,900	a	146,674
Plantronics	68,900		2,327,442
RF Micro Devices	456,500	a	2,802,910
SanDisk	179,800	a	6,589,670
Tellabs	751,200		5,596,440
Vishay Intertechnology	742,600	a	7,188,368
			81,533,039
Materials--4.1%
Cytec Industries	40,700		2,294,666
Domtar	71,500		4,617,470
International Paper	52,800		1,148,400
Lubrizol	71,400		7,566,258
Minerals Technologies	22,000		1,296,240
Sealed Air	3,500		78,680
			17,001,714
Telecommunication Services--.3%
Telephone & Data Systems	39,200		1,285,760

Utilities--7.9%
American Water Works	10,297		239,611
Constellation Energy Group	194,100		6,257,784
DPL	133,400		3,485,742
DTE Energy	136,100		6,251,073
Great Plains Energy	241,600		4,566,240
Integrys Energy	27,200	b	1,416,032
NV Energy	62,100		816,615
TECO Energy	376,900		6,527,908
Westar Energy	139,800		3,387,354
			32,948,359
Total Common Stocks
(cost $387,685,751)			415,821,379

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,066,000)	2,066,000	[d]	2,066,000

Investment of Cash Collateral for
Securities Loaned--5.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $24,264,943)	24,264,943	[d]	24,264,943

Total Investments (cost $414,016,694)	105.8%		442,152,322

Liabilities, Less Cash and Receivables	(5.8%)	(24,273,212)
Net Assets	100.0%	417,879,110

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2010, the market value of the fund's securities on loan was
$25,530,383 and the market value of the collateral held by the fund was $25,578,426, consisting of cash collateral of
$24,264,943 and U.S. Government and Agency securities valued at $1,313,483.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $414,016,694.

Net unrealized appreciation on investments was $28,135,628 of which $40,043,664 related to appreciated investment securities and $11,908,036 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	19.5
Consumer Discretionary	17.8
Financial	13.8
Industrial	11.5
Health Care	11.1
Consumer Staples	8.6
Utilities	7.9
Money Market Investments	6.3
Energy	4.9
Materials	4.1
Telecommunication Services	.3
105.8

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	407,824,987	-	-	407,824,987
Equity Securities - Foreign+	7,996,392	-	-	7,996,392
Mutual Funds	26,330,943	-	-	26,330,943

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

STRATEGIC FUNDS, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: November 22, 2010

By: /s/ James Windels
James Windels Treasurer
Date: November 22, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)